17. Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital And Additional Paidin Capital Tables Abstract
Share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2016	18,197,583	183,604	18,381,187
Payment of Other reserve constitution - Share-bases compensation plan (Note 25)	-	46,317	46,317
Balance at December 31, 2017	18,197,583	229,921	18,427,504

Payment of Other reserve constitution - Share-bases compensation plan (Note 25)	-	10,700	10,700
Balance at December 31, 2018	18,197,583	240,621	18,438,204